Taxes on Income (Narratives) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Deferred income taxes [Line Items]
Income tax rate	23.00%	23.00%	23.00%	23.00%
Unreleased trapped earnings amount	₪ 950	$ 260,000,000
Carryforward tax losses of subsidiaries for which deferred taxes recorded		515,000,000	$ 476,000,000
Carryforward tax losses for which deferred taxes were not recorded		263,000,000	206,000,000
Capital losses for which deferred taxes were not recorded		159,000,000	152,000,000
Amount of magnesium charge DSW per tone		$ 100
Percentage of revenue generates from bromine compounds sales	12.00%	12.00%
Percentage of revenue generates from downstream phosphate products sales	12.00%	12.00%
Amount of tax expenses for prior years			$ 188,000,000
Israel [Member] | Preferred Enterprises Located In Development Area [Member]
Deferred income taxes [Line Items]
Income tax rate	7.50%	7.50%
Israel [Member] | Preferred Enterprises Located In Rest Of Country [Member]
Deferred income taxes [Line Items]
Income tax rate	16.00%	16.00%